                                 MORGAN STANLEY
                          INDIA INVESTMENT FUND, INC.

---------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs               James W. Grisham
CHAIRMAN OF THE BOARD         VICE PRESIDENT
OF DIRECTORS                  Michael F. Klein
Warren J. Olsen               VICE PRESIDENT
PRESIDENT AND DIRECTOR        Harold J. Schaaff, Jr.
John Chu                      VICE PRESIDENT
DIRECTOR                      Joseph P. Stadler
Gerard la Hausse de Louviere  VICE PRESIDENT
DIRECTOR                      Valerie Y. Lewis
Gerard E. Jones               SECRETARY
DIRECTOR                      James R. Rooney
John A. Levin                 TREASURER
DIRECTOR                      Belinda A. Brady
Fergus Reid                   ASSISTANT TREASURER
DIRECTOR

---------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                            ------------------------

                                 MORGAN STANLEY
                                INDIA INVESTMENT
                                   FUND, INC.
                             ---------------------

                              FIRST QUARTER REPORT
                                 MARCH 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 1997, the total return of the Morgan Stanley India Investment Fund, Inc. (the "Fund"), based on net asset value per share, was 6.81% compared to 7.27% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). For the one year ended March 31, 1997, the Fund had a total return, based on net asset value per share, of -9.26% compared to -10.18% for the Index. For the period since the Fund's inception on February 25, 1994 through March 31, 1997, the Fund's total return, based on net asset value per share, was -32.25% compared with -36.73% for the Index. On March 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $9.75, representing a 3.6% premium to the net asset value per share.

Two major events drove the Indian stock market through the first quarter of 1997.

The finance minister Mr. Chidambaram presented the union budget on February 28, 1997. The budget ushered in sweeping changes and tossed aside decades of socialist cobwebs. The cornerstone of the budget was tax rationalization. It has proposed large tax cuts for personal income, corporate income and dividends; potentially leaving India with one of the lowest tax rates in the developing world. The budget attempts to increase the tax revenues by betting that reduced tax rates will lead to a more than proportional increase in the tax base. The proposed tax cuts will cause a significant increase in household disposable income and provide the economy with the much required demand impetus. Apart from the tax cuts the budget proposes lowering import duties, an increase in the limit of foreign investor ownership in Indian companies, an amnesty scheme for surrendering "black" money, deregulation of health insurance, and curbs in financing the government by the Central Bank. It is noteworthy that the government achieved its revenue targets for 1996-1997 despite an economic slowdown and contained the fiscal deficit at 5% of GDP. This year (1997-98) the fiscal deficit is targeted at 4.5% of GDP. The fact that a coalition government successfully presented one of the best budgets in the recent past clearly indicates that there is political consensus on the reform and liberalization process. Markets applauded the budget uproariously and the BSE Sensex surged by 544 points (15%) within 5 days to touch 4029 points.

Indian politics played truant once again with the Congress Party withdrawing support to the United Front coalition government on March 30. As is typical with markets, all the bad news got discounted in a single trading day with the market tumbling 8% on March 31. On April 11, the government was finally voted out in the Parliament. This pushes India into a fresh phase of political uncertainty with no party having a clear majority. It is now up to the President to invite one of the leading parties -- Bhartiya Janata Party, Congress Party or United Front to form another coalition or dissolve the Parliament and call for new elections. Markets are behaving with amazing equanimity and show no signs of panic. This is largely because all political parties have committed to salvage the recent budget proposals and approve it in an extraordinary sitting of the Parliament on April 21.

As India makes the transition from a regulated to a free market economy, competition in industry is rising sharply due to a variety of factors -- entry of multinationals, large expansions by domestic players to achieve a globally competitive scale of operation, and consolidation caused by rationalization of marginal capacities through mergers and acquisitions. Though macro economic indicators continue to promise healthy growth (6-8% GDP) we are increasingly finding that the rewards of growth are being eroded by increased competition. 'Development' is playing its true role and transferring economic surpluses from producers to consumers. Only companies with an acute competitive advantage and a dominant market position can buck this trend. Each of the top 4 holdings of the Fund Bharat Heavy Electricals ("BHEL"), Container Corporation of India ("CONCOR"), Housing Development Finance Corporation ("HDFC") and State Bank of India ("SBI"), which account for 34% of the net assets of the Fund, satisfy these criteria in a unique manner.

BHEL, which is a power equipment manufacturer, has installed 65% of the power generating capacity in India and has won 85% of all orders awarded through an international competitive bidding system. It is the lowest cost power equipment manufacturer in the world and the pride of the Indian engineering industry. CONCOR is a multi-modal container transporter and a natural monopoly due to a strong infrastructure which will be difficult to duplicate. Any potential competitor would face the daunting task of building a railway network across the length and breadth of India. HDFC finances the purchase of homes and has a market share of 52% in a seemingly commoditized product. The fact that HDFC enjoys market leadership despite pricing its loans higher than it's competition is a testimony to their superior customer service. SBI has a market share of 20% in the banking industry on its own which together with its affiliates is placed at 28%. Through its formidable distribution advantage State Bank of India captures the lion's share of the cheapest pool of funds available in India, namely, bank deposits.

The portfolio of the Fund is well anchored around the long term winners in the Indian market and is expected to perform well.

Sincerely,

/s/ Warren J. Olsen
Warren J. Olsen
PRESIDENT AND DIRECTOR

/s/ Vinod Sethi
Vinod Sethi
PORTFOLIO MANAGER

April 1997

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                     TOTAL RETURN (%)
                       ----------------------------------------------------------------------------
                           MARKET VALUE (1)        NET ASSET VALUE (2)            INDEX (3)
                       ------------------------  ------------------------  ------------------------
                                      AVERAGE                   AVERAGE                   AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                       ------------------------  ------------------------  ------------------------
FISCAL YEAR TO DATE          2.63%       --            6.81%       --            7.27%       --
ONE YEAR                   -12.36       -12.36%       -9.26        -9.26%      -10.18       -10.18%
SINCE INCEPTION*           -29.80       -10.80       -32.25       -11.82       -36.73       -13.76

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

            YEAR ENDED DECEMBER 31:
                 TOTAL RETURN
                                                   1994*      1995       1996          THREE MONTHS ENDED MARCH 31, 1997
                                                   -----      ----       ----         -----------------------------------
Net Asset Value Per Share                           $13.99      $8.91      $8.81                                        $9.41
Market Value Per Share                              $11.25      $9.13      $9.50                                        $9.75
Premium/(Discount)                                  -19.6%       2.5%       7.8%                                         3.6%
Income Dividends                                         -          -          -                                            -
Capital Gains Distributions                          $0.17          -          -                                            -
Fund Total Return (2)                                0.72%    -36.31%     -1.12%                                        6.81%
Index Total Return (3)                              -7.88%    -31.53%     -6.49%                                        7.27%
Morgan Stanley India Investment Fund, Inc. (2)
Bombay Stock Exchange (BSE) National Index (3)

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras. Prior to fiscal year 1997, the Fund used the Bombay Stock Exchange Sensitive Index as its benchmark for performance purposes. Beginning in 1997, the Fund is now using the Bombay Stock Exchange National Index for the purpose of performance comparisons. This index more closely represents the investment strategy of the Fund.

 * The Fund commenced operations on February 25, 1994.

Morgan Stanley India Investment Fund, Inc.
Portfolio Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

   EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Fixed Income Securi-
   ties                       0.3%
   Equity Securities         97.3%
   Short-Term Invest-
   ments                      2.4%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Automobiles                                16.7%
Banking                                     5.8%
Chemicals                                   4.2%
Electronic Components & Instruments         3.6%
Energy Equipment & Services                18.7%
Financial Services                          6.0%
Health & Personal Care                     11.8%
Machinery & Engineering                     4.7%
Telecommunications                          4.8%
Transportation - Road and Rail              7.4%
Other                                      16.3%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                           PERCENT OF
                                                           NET ASSETS
                                                         ---------------
       1.  Bharat Heavy Electricals Ltd.                        16.7%
       2.  Container Corp. of India Ltd.                         7.4
       3.  Housing Development Finance Corp., Ltd.               5.2
       4.  State Bank of India Ltd.                              5.1
       5.  Mahanagar Telephone Nigam Ltd.                        4.7

                                                           PERCENT OF
                                                           NET ASSETS
                                                         ---------------

       6.  Sundaram Fasteners Ltd.                               2.5%
       7.  Infosys Technology Ltd.                               2.3
       8.  MRF Ltd.                                              2.1
       9.  Hoechst Schering Agrevo Ltd.                          1.9
      10.  Tata Engineering & Locomotive Ltd.                    1.7
                                                         ---------------
                                                                49.6%
                                                         ---------------
                                                         ---------------

INVESTMENTS (UNAUDITED)
---------

MARCH 31, 1997

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
COMMON STOCKS (97.7%)
(Unless otherwise noted)
---------------------------------------------------------
------------
APPLIANCES & HOUSEHOLD DURABLES (1.1%)
  Bharat Pipes & Fittings Ltd.                        150   U.S.$       --@
  Blow Plast Ltd.                                 454,200              731
  Kelvinator Ltd.                                      25               --@
  Phillips India Ltd.                             692,150            1,525
  Punjab Anand Lamp Industries Ltd.               227,000               95
  Supreme Industries Ltd.                         220,950            1,080
  VIP Industries Ltd.                             161,900              183
  Whirlpool of India                               13,350               12
                                                            --------------
                                                                     3,626
                                                            --------------
---------------------------------------------------------
------------
AUTOMOBILES (16.7%)
  Apollo Tyres Ltd.                               510,975            1,536
  Apollo Tyres Ltd. (Rights)                          245               --@
  Apollo Tyres Ltd. (Warrants)                    141,771              101
  Ashok Leyland Ltd.                              370,580              871
  Autolec Industries Ltd.                         241,093              343
  Autolite Ltd.                                   132,670              307
  Bajaj Tempo Ltd. -- New                          47,198              316
  Bharat Earth Movers                             431,000            1,563
  Castrol (India) Ltd.                             70,200              809
  Ceat Tyres Ltd.                                 833,547            1,104
  Denso India Ltd.                                648,000            1,663
  Elgi Tyres & Tread Ltd.                         273,150            2,992
  Engine Values Ltd.                              174,700            1,072
  Escorts Ltd.                                        150               --@
  GKN Invel Transmissions Ltd.                        100               --@
  Harig Crankshafts Ltd.                          189,400               24
  Hero Honda Ltd.                                 310,850            2,599
  Jay Bharat Maruti Ltd.                           92,800               66
  LML Ltd.                                        135,900              140
  Lumax Automatic Parts Industries Ltd.           373,600            1,055
  Modi Rubber Ltd.                                    300                1
  Motherson Sumi Systems Ltd.                     223,938              569
  Motherson Sumi Systems Ltd. (Rights)                 40               --@
  MRF Ltd.                                         83,130            7,162
  O.E.N. Connectors Ltd.                          156,626              210
  Pan Auto Ltd.                                     4,700               --@
  Patheja Brothers Forging & Stamp Ltd.           450,000              794
  Patheja Forgings and Auto Ltd.                  325,000              191
  Premier Instruments Ltd.                        245,987            1,046
  Punjab Tractors Ltd.                            368,670            4,565
  Rane Madras Ltd.                                213,100            1,872
  Rane Brakes & Lining Ltd.                         7,500               49
  Rico Auto Industries Ltd.                       221,000              407
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
  S.K.F. Bearings Ltd.                             57,380   U.S.$    4,241
  Subros Auto Ltd.                                159,395              542
  Sundaram Brake Ltd.                              27,550              123
  Sundaram Brake Ltd. (Warrants)                    2,850               12
  Sundaram Fasteners Ltd.                         481,100            8,252
  Tata Engineering & Locomotive Ltd.              588,417            5,580
  TVS Suzuki Ltd.                                 376,550            3,676
  VST Tillers & Tractors Ltd.                     173,000              207
                                                            --------------
                                                                    56,060
                                                            --------------
---------------------------------------------------------
------------
BANKING (5.8%)
  Federal Bank Ltd. -- New                        138,950              330
  HDFC Bank Ltd.                                1,381,100            1,791
  Oriental Bank of Commerce Ltd.                   98,200              184
  State Bank of India Ltd.                      2,239,370           17,035
                                                            --------------
                                                                    19,340
                                                            --------------
---------------------------------------------------------
------------
BEVERAGES & TOBACCO (0.2%)
  ITC Ltd.                                         62,395              623
  McDowell & Co., Ltd.                                300               --@
                                                            --------------
                                                                       623
                                                            --------------
---------------------------------------------------------
------------
BROADCASTING & PUBLISHING (1.5%)
  Control Print (India) Ltd.                      102,500               14
  Cosmo Films Ltd.                                209,900              164
  Navneet Publications Ltd.                       233,100              780
  New Delhi Television Ltd.                       333,300              753
  Srishti Video Corp. Ltd.                        225,000               47
  Srishti Video Corp Ltd. -- New                  225,000               41
  Tata Donnelley Ltd.                             195,500            1,964
  Zee Telefilms Ltd.                              543,800            1,335
                                                            --------------
                                                                     5,098
                                                            --------------
---------------------------------------------------------
------------
BUILDING MATERIALS & COMPONENTS (1.5%)
  Associated Cement Co., Ltd.                      31,195            1,152
  Bell Ceramics Ltd.                              524,750              220
  Dalmia Cement Ltd.                              124,850              693
  Gujarat Sidhee Cement Ltd.                    2,500,000              349
  Hindustan Sanitaryware and Industries
    Ltd.                                           70,000              332
  ITW Signode India Ltd.                          574,950            1,531
  Madras Cements Ltd.                                  10                2
  Murudeshwar Ceramics Ltd.                       346,300              415
  Priyadarshini Cement Ltd.                       172,150               74
  Shree Cements Ltd.                              224,050              119
                                                            --------------
                                                                     4,887
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
CHEMICALS (4.2%)
  Asian Paints Ltd.                                87,880   U.S.$      685
  Atul Ltd.                                        49,521               40
  Chemox Chemicals Ltd. -- New                    142,900               54
  Chemox Chemicals Ltd.                           250,000               94
  Colour Chem Ltd.                                 26,877            2,211
  E.I.D. Parry Ltd. GDR                            94,320              198
  Gujarat Narmada Valley Fertilizers
    Ltd. GDR                                      212,000              636
  Hindustan Organic Chemicals Ltd.                554,400              424
  Hoechst Schering Agrevo Ltd.                    374,900            6,274
  ICI India Ltd.                                  484,400            1,864
  Indian Organic Chemical Ltd.                    679,050              152
  Indian Petro Chemical Corp., Ltd.                19,900               77
  Indian Petro Chemical Corp., Ltd. GDR
    144A                                           22,000              250
  Indo Gulf Fertilizer & Chemical Ltd.
    -- New                                            100               --@
  ITC Agrotech Co., Ltd.                              100               --@
  ITC Agrotech Co., Ltd. (Rights)                  95,800               --@
  Jaysynth Dyechem Ltd.                           340,500              237
  Metrochem Industries Ltd.                       148,700              152
  MSL Industries Ltd.                             208,300              180
  MSL Industries Ltd. -- New                       62,000               48
  Reliance Industries Ltd.                         25,120              180
  Sudarshan Chemicals Ltd.                        258,907              462
  Tainwala Chemicals & Plastics Ltd.               52,109                9
                                                            --------------
                                                                    14,227
                                                            --------------
---------------------------------------------------------
------------
CONSTRUCTION & HOUSING (0.2%)
  Hindustan Construction Ltd.                     350,000              293
  Nagarjuna Construction Ltd.                     156,100              201
  Nagarjuna Construction Ltd. -- New               97,500              118
                                                            --------------
                                                                       612
                                                            --------------
---------------------------------------------------------
------------
ELECTRICAL & ELECTRONICS (0.5%)
  AKG Acoustics (India) Ltd.                        2,000                1
  Asian Electronics Ltd.                          306,000              862
  Bajaj Tempo Ltd.                                 37,300              242
  Bajaj Tempo Ltd. (Rights)                           851                3
  BPL Ltd.                                        508,900              606
  Centrum Electronics Ltd.                        273,300               31
                                                            --------------
                                                                     1,745
                                                            --------------
---------------------------------------------------------
------------
ELECTRONIC COMPONENTS & INSTRUMENTS (3.6%)
  Datar Switchgear Ltd.                           275,900   U.S.$      423
  Fujitsu ICIM Ltd.                               655,215              224
  Infosys Technology Ltd.                         279,800            7,856
  Mastek Ltd.                                     171,400              608
  Modi Xerox Ltd.                                 778,550            2,497
  Rolta India Ltd.                                  5,000                2
  Samtel Colour Ltd.                              756,950              227
  S&S Industries & Enterprises Ltd.
    (Rights)                                          180               --@
  S&S Power Switchgear Ltd.                       226,055              429
  VHEL Industries Ltd.                                175               --@
                                                            --------------
                                                                    12,266
                                                            --------------
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
ENERGY EQUIPMENT & SERVICES (18.7%)
  Bharat Heavy Electricals Ltd.                 6,802,000   U.S.$   56,050
  Crompton Greaves Ltd.                           950,330            2,372
  Jyoti Structure Ltd.                            157,750              726
  KEC International Ltd.                          536,857              936
  Kirloskar Oil Engine Ltd.                       380,440              931
  Modern Malleables Ltd. -- New                   420,000               86
  Shiram Honda Power Equipment Ltd.               353,665            1,637
  Uniflex Cables Ltd.                             287,400              180
                                                            --------------
                                                                    62,918
                                                            --------------
---------------------------------------------------------
------------
ENERGY SOURCES (0.1%)
  Renewable Energy                                200,000              279
                                                            --------------
---------------------------------------------------------
------------
FINANCIAL SERVICES (6.0%)
  Canfin Homes Ltd.                             1,011,050              430
  Housing Development Finance Corp.,
    Ltd.                                          229,642           17,613
  ICICI Ltd. -- New                                11,386               18
  Industrial Finance Corp. (India) Ltd.         1,192,800              848
  SCICI Ltd.                                        1,000                1
  Sundaram Finance Ltd.                            83,950              721
  UTI Master Gain                               1,006,100              272
  UTI MasterShares                                326,640              114
                                                            --------------
                                                                    20,017
                                                            --------------
---------------------------------------------------------
------------
FOOD & HOUSEHOLD PRODUCTS (0.4%)
  American Dry Fruits Ltd.                        538,500              101
  Aruna Sugars & Enterprises Ltd.                     350               --@
  Brooke Bond Lipton Ltd.                             650                7
  Dhampur Sugar Mills Ltd.                        100,000              142
  Sakthi Sugar Ltd.                               151,615               70
  Thiru Arooran Sugars Ltd.                       264,500              487
  Thiru Arooran Sugars Ltd. -- New                204,813              363
  Umred Agro Complex Ltd.                         124,500                3
  Vadilal Industries Ltd.                         250,000               44
  Western Hatcheries Ltd.                         237,933              179
                                                            --------------
                                                                     1,396
                                                            --------------
---------------------------------------------------------
------------
FOREST PRODUCTS & PAPER (0.8%)
  Ballarpur Industries Ltd.                       603,042              866
  ITC Bhadrachalam Paperboards Ltd. --
    New                                           200,000              259
  Paper Products Ltd. -- New                      218,900              806
  Pudumjee Ltd.                                   221,600              286
  Tamilnadu Newsprint and Paper Ltd.              385,000              524
                                                            --------------
                                                                     2,741
                                                            --------------
---------------------------------------------------------
------------
HEALTH & PERSONAL CARE (11.8%)
  Cheminor Drugs Ltd.                             243,650              645
  Cipla Ltd.                                      295,050            4,793
  Clariant (India) Ltd.                            67,600              314
  Crossland Research Labs Ltd.                    371,000            2,690
  E. Merck (India) Ltd.                           406,275            1,972
  Godrej Soaps Ltd. -- New                        586,550              497
  Hindustan Ciba-Geigy Ltd.                        17,630            1,548
  Hoechst Marion Roussel India Ltd.               585,200            5,239
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
HEALTH & PERSONAL CARE (CONTINUED)
  Indian Shaving Products Ltd.                    195,764   U.S.$    2,184
  Lakme Ltd.                                      541,449            3,492
  Marico Industries Ltd.                          283,200            1,896
  Nicholas Piramal India Ltd.                     635,240            2,675
  Pfizer Ltd.                                     404,560            2,618
  Ranbaxy Labs Ltd. -- New                         40,000              711
  Rhone Poulenc (India) Ltd.                       68,250            1,154
  Sandoz (India) Ltd.                              67,600              311
  Searle (India) Ltd.                             300,000              577
  Smithkline Beecham Pharmaceutical Ltd.          344,650            2,324
  Sun Pharmaceutical Industries Ltd.              443,900            3,219
  TTK Biomed Ltd.                                 143,700              100
  Unichem Labs Ltd.                               162,700              573
                                                            --------------
                                                                    39,532
                                                            --------------
---------------------------------------------------------
------------
INDUSTRIAL COMPONENTS (1.1%)
  BOC India Ltd.                                  323,500              419
  Carborondum Universal Ltd.                      493,300            1,692
  Chicago Pneumatic India Ltd.                    324,990            1,650
                                                            --------------
                                                                     3,761
                                                            --------------
---------------------------------------------------------
------------
LEISURE & TOURISM (0.3%)
  ITC Hotels Ltd.                                 252,100              963
  Indian Hotels Co., Ltd.                              50                1
  Kamat Hotels India Ltd.                         300,000              167
                                                            --------------
                                                                     1,131
                                                            --------------
---------------------------------------------------------
------------
MACHINERY & ENGINEERING (4.7%)
  Advani-Oerlikon Ltd.                            450,177              480
  Ahmednagar Forgings Ltd.                        166,100              220
  Artson Engineering Ltd.                         204,293               83
  Esab India Ltd.                                 564,050            1,373
  Graphite India Ltd.                             272,500              311
  Indian Seamless Metal Tubes Ltd.                284,980              302
  Indian Seamless Metal Tubes Ltd. --
    New                                           139,500              132
  Ingersoll Rand (India) Ltd.                       6,650               52
  Kabra Extrusion Technik Ltd.                    152,600              179
  Kirloskar Cummins Ltd.                          165,800            1,826
  Lakshmi Machine Works Ltd.                        7,640            1,065
  Lakshmi Synthetic Machinery Ltd.                152,400              201
  M.M. Forgings Ltd.                               35,800               45
  Praj Industries Ltd.                            221,600              433
  Revathi-CP Equipment Ltd.                       138,400            1,766
  Siemens Ltd.                                     45,250              372
  Thermax Ltd.                                    461,100            3,845
  Wartsila Diesel Ltd.                            391,500            3,262
                                                            --------------
                                                                    15,947
                                                            --------------
---------------------------------------------------------
------------
METALS -- NON-FERROUS (0.1%)
  Pennar Aluminum Co., Ltd.                     1,632,800              273
                                                            --------------
---------------------------------------------------------
------------
METALS -- STEEL (0.3%)
  India Seamless Steel & Alloy Ltd.               905,800               82
  Isibars Ltd.                                    500,000              495
  Mukand Iron & Steel Works Ltd.                    1,450                2
  Panchmahal Steels Ltd.                          197,700              133
  Sesa Goa Ltd.                                     1,955               12
---------------------------------------------------------
------------
                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
  Sesa Goa Ltd. (Rights)                               10   U.S.$       --@
  Shri Ishar Alloy Steels Ltd.                    369,500               62
  Tata Iron & Steel Co., Ltd.                         648                3
  Tata SSL Ltd.                                    62,550               65
  Tata SSL Ltd. -- New                             13,800               13
  Uttam Galva Steels Ltd.                         436,250              125
                                                            --------------
                                                                       992
                                                            --------------
---------------------------------------------------------
------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.8%)
  Alpha Geo Ltd.                                   68,700                9
  Essel Packaging Ltd.                            368,100              975
  Flex Industries Ltd.                                 60               --@
  Flex Industries Ltd. (Rights)                     9,342               --@
  Flex Industries Ltd. (Warrants)                  62,039               74
  Garware Plastics & Polyester Ltd.               397,789              855
  Pearl Polymers Ltd.                             264,100               90
  Sharp Industries Ltd.                               100               --@
  Su-Raj Diamonds Ltd.                                100               --@
  Titan Industries Ltd.                           348,600              591
  Uniworth International Ltd.                         100               --@
  Vippy Industries Ltd.                           250,000               19
                                                            --------------
                                                                     2,613
                                                            --------------
---------------------------------------------------------
------------
MULTI-INDUSTRY (0.7%)
  Birla VXL Ltd.                                  712,680              318
  Indian Rayon & Industries Ltd.                       50               --@
  Indian Rayon & Industries Ltd. GDR                8,900               86
  Indian Rayon & Industries Ltd. GDR
    144A                                           50,000              486
  JK Corp. Ltd.                                   357,483              409
  Larsen & Toubro Ltd.                              1,395                8
  Ramco Ltd.                                       42,800            1,074
  S&S Industries & Enterprises Ltd.               231,040               52
  Standard Industries Ltd.                        107,016               19
  Widia (India) Ltd.                                  500               43
                                                            --------------
                                                                     2,495
                                                            --------------
---------------------------------------------------------
------------
RECREATION, OTHER CONSUMER GOODS (0.8%)
  Tube Investments of India Ltd.                  283,316              405
  Tube Investments of India Ltd. GDR              198,133              322
  Vashishti Detergents Ltd.                     1,957,567            2,116
                                                            --------------
                                                                     2,843
                                                            --------------
---------------------------------------------------------
------------
TELECOMMUNICATIONS (4.8%)
  Indian Telephone Industries Ltd.                932,700              182
  Mahanagar Telephone Nigam Ltd.                2,327,700           15,646
  Punjab Wire Ltd.                                 61,800              123
                                                            --------------
                                                                    15,951
                                                            --------------
---------------------------------------------------------
------------
TEXTILES & APPAREL (3.2%)
  A.P. Rayon Ltd.                                 231,575              179
  Arun Processors Ltd.                            176,000               11
  Bata India Ltd.                                 184,750              340
  Bata India Ltd. -- New                          197,952              365
  Century Textiles & Industries Ltd. GDR            6,500              435
  Coates of India Ltd. (Rights)                    65,680               --@
  Coates of India Ltd.                            238,150              990
  Coates Viyella Ltd.                             131,300              195
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
TEXTILES & APPAREL (CONTINUED)
  Cosmos Leather Exports Ltd.                     325,000   U.S.$       16
  DCL Polyesters Ltd.                             899,600              165
  Delta Industries Ltd.                           380,000              172
  G.T.N. Textiles Ltd.                            257,500              357
  Indo Rama Synthetics Ltd.                     1,985,661            1,091
  Indo Rama Synthetics Ltd. -- New                309,684              151
  J.K. Synthetics Ltd.                          2,091,958              473
  Mahavir Spinning Mills Ltd.                     491,000              986
  Maral Overseas Ltd.                             650,600              426
  Modi Tele Fibres Ltd.                               800               --@
  Precot Mills Ltd. -- New                         66,777              179
  Raymond Ltd.                                     31,250               68
  Raymond Ltd. Bonus                              219,991              445
  Raymond Ltd. GDR                                 10,000               46
  Raymond Ltd. GDR 144A                           177,000              819
  Raymond Ltd. GDR -- New                          12,500               58
  Raymond Ltd. -- New                              52,500              106
  Raymond Ltd. -- New 144A                         88,500              409
  SIV Industries Ltd. GDR                         313,500              235
  SRF Ltd.                                        665,119              482
  Sanotgen Exports Ltd.                           272,800               25
  Shree Rajasthan Syntex Ltd.                     266,550              126
  Super Spinning Mills Ltd.                       200,357              500
  Vardhaman Polytex Ltd.                          282,600              229
  Vardhaman Spinning & General Mills
    Ltd.                                          373,500              677
  Viral Syntex Ltd.                               209,200               67
  Woolworth India Ltd.                              1,100                1
                                                            --------------
                                                                    10,824
                                                            --------------
---------------------------------------------------------
------------
TRANSPORTATION -- ROAD & RAIL (7.4%)
  Container Corp. of India Ltd.                 2,061,600           24,724
                                                            --------------
---------------------------------------------------------
------------
TRANSPORTATION -- SHIPPING (0.4%)
  Great Eastern Shipping Ltd.                   1,204,500            1,201
  Great Eastern Shipping Ltd. GDR                  20,000              133
  Mercator Lines Ltd.                               3,000                1
                                                            --------------
                                                                     1,335
                                                            --------------
---------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS (0.0%)
  Andhra Valley Power Supply Co., Ltd.                200                1
  Tata Hydro Electric Power Supply Co.,
    Ltd.                                              450                1
                                                            --------------
                                                                         2
                                                            --------------
---------------------------------------------------------
------------
TOTAL COMMON STOCKS
  (Cost U.S. $411,352)                                             328,258
                                                            --------------
---------------------------------------------------------
------------

                                                     FACE
                                                   AMOUNT            VALUE
                                                    (000)            (000)
---------------------------------------------------------
------------
FIXED INCOME SECURITIES (0.3%)
---------------------------------------------------------
------------
CONSTRUCTION & HOUSING (0.1%)
  Nagarjuna Construction Co. 14.00%,
    6/1/97                                     INR     98   U.S.$      120
                                                            --------------
---------------------------------------------------------
------------
METALS -- STEEL (0.0%)
  MSL Industries Ltd. 16.00%, 7/31/00                  62               48
  Tata SSL Ltd. 14.00%, 12/6/02                        14               14
                                                            --------------
                                                                        62
                                                            --------------
---------------------------------------------------------
------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.2%)
  Garware Plastics & Polyester Ltd.
    16.00%, 5/1/05                                    277              686
                                                            --------------
---------------------------------------------------------
------------
TOTAL FIXED INCOME SECURITIES
  (Cost U.S. $1,289)                                                   868
                                                            --------------
---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (0.2%)
REPURCHASE AGREEMENT (0.2%)
  Chase Securities, Inc. 6.00%, dated
   3/31/97, due 4/1/97 to be repurchased
   at U.S. $765, collateralized United
   States Treasury Bonds, 11.25%, due
   2/15/15, valued at U.S. $795 (Cost
   U.S. $765)                                 U.S.$   765              765
                                                            --------------
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT
    WITH CUSTODIAN (2.2%)
  Indian Rupee (Cost U.S. $7,496)             INR 268,933            7,501
                                                            --------------
---------------------------------------------------------
------------
TOTAL INVESTMENTS (100.4%)
  (Cost U.S. $420,902)                                             337,392
                                                            --------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (-0.4%)
  Other Assets                            U.S.$     4,994
  Liabilities                                      (6,307)          (1,313)
                                          ---------------   --------------
---------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 35,707,092 issued and outstanding U.S.
    $0.01 par value shares (100,000,000 shares
    authorized)                                             U.S.$  336,079
                                                            --------------
                                                            --------------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                   U.S.$     9.41
                                                            --------------
                                                            --------------
---------------------------------------------------------
------------

  @ -- Value is less than U.S. $500.

GDR -- Global Depositary Receipt.

                                       8